united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2021

Item 1. Reports to Stockholders.

BTS Managed Income Fund

Class A

BTSAX

Class C

BTSCX

Class I

BTSIX

Class R

BTSRX

BTS Tactical Fixed Income Fund

Class A

BTFAX

Class C

BTFCX

Class I

BTFIX

Class R

BTFRX

Annual Report

December 31, 2021

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Valued Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Funds and take a moment to review our performance relative to the market, discuss how and why we employed the Funds’ principal investment strategies, and finish with a review of market conditions we expect the Funds to navigate in 2022.

Volatility Reduced Opportunity for Outperformance

Both the BTS Managed Income Fund (Class A NAV “BTSAX”) and BTS Tactical Fixed Income Fund (Class A NAV “BTFAX”) produced returns comparable to that of their shared benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Benchmark”), which reported a -1.54% return for the one -year period ending December 31, 2021. More specifically, BTSAX slightly outperformed the Benchmark with a -1.28% annual return for 2021, and BTFAX slightly underperformed the Benchmark with a return of -2.18% over the same period.

The Bond Market in 2021 had one of its worst years since the rising interest rate environment of 1994, as measured by the Benchmark’s -1.54% return. The U.S. High Yield bond market did comparatively well, gaining roughly 5% over the course of 2021; however, the High Yield market experienced considerable drawdown at junctures where the outlook was highly negative, causing indicators to issue sell signals and implementation of defensive capital preservation measures for the Funds.

The biggest story of 2021 was a rapid rise in inflation led primarily by supply chain disruptions and an extended period of dovish Federal Reserve monetary policy from the pandemic. With inflation came rapid increases in interest rates, as market participants determined whether inflation would be transitory or not, a debate still ongoing.

Overlaying yield increases in the 10-Year Treasury note with drawdown periods in the High Yield market showcases this volatility. During these drawdown periods, our price-driven indicators reacted to risk and signaled prolonged caution, which delayed our re-entry to risk positions and led to our underperformance at times. Risk factors, such as new COVID-19 variants and early Federal Reserve tightening decisions, negatively impacted price, which led to strong momentum reactions from our technical indicators that remained negative despite positive price rebounds.

Outlook for 2022

BTS held the view last year that inflation would not be as transitory as many market participants thought it would be going into the latter half of 2021 and beyond. This view was given some credence as the Federal Reserve removed their transitory wording and sentiment regarding current inflationary pressures at their December meeting. Now the questions are: How high may inflation go? How long will it remain heightened? And; most importantly, will the Fed’s response be aligned with the expectations that are already priced into the markets?

Year-over-year percentage change in the Consumer Price Index (CPI, a common measure of inflation) as of 12/31/21 was 7%, its highest level since 1982. The worst-case scenario for markets is that the current increase ends up being more comparable to 1978 when inflation was still sharply on the rise, than to 1982 when conditions were settling back to a more normal range. If this pattern were to repeat, further depression of real yields and erosion of consumer purchasing power could wreak havoc.

More optimistically, there are some signs that inflation pressures are beginning to abate independently of any intervention by the Fed. On the demand side, personal savings rates that reached all-time highs during the pandemic have dropped dramatically in the last few months. We often cited these elevated rates as an indication of pent-up demand that would lead to persistent inflation, and we now see this return to pre-pandemic levels as a sign of more sustainable aggregate demand moving forward.

As for aggregate supply, disruptions and shortages remain rampant; however, we are starting to see signs that supply chain pressures could be peaking. A newly developed metric by the New York Federal Reserve called The Global Supply Chain Pressure Index combines several of Wall Street’s favorite supply-chain measures into one integrated tool. A reading of 0 indicates an average level of global supply chain pressure, while positive readings indicate standard deviations above the average, and vice versa. Recently, the index had increased for four straight months to reach nearly 4.5 standard deviations above average, signifying an astronomical level of supply chain pressures. However, as a much-needed sign of relief, the index has now declined for two consecutive months for the first time since October 2020.

Alternative scenarios arise when you consider how the Fed may approach monetary policy in response to inflation. There are two distinct risks at play:

1.	Immediate Tightening

On the one hand, the Fed may move too aggressively to tighten monetary policy at a time when conditions were beginning to ease anyways, potentially undercutting growth and earnings momentum. Bond markets can typically cope with some modest tightening if inflation does appear to be receding, with high yield bonds even less sensitive to these types of negative catalysts. Thus, this scenario wouldn’t necessarily spell disaster for bonds, but the level of tightening could be pivotal.

Moreover, another risk in this scenario is that of an inverted yield curve, wherein long-term rates decline under short term rates, which has been a reliable indicator of predicting future recessions. Inversion of the yield curve is still possible given the marginal differences between short and long-term rates. Stocks may react to an inverted yield curve well before recession because the bond market is often a leading indicator. An inverted yield curve would suggest that bonds are discounting weaker inflation due to tightening monetary conditions which would slow economic growth.

2.	Delayed Aggressive Tightening

On the other hand, the Fed may remain overly supportive of economic growth, allowing rates to stay low until price pressures eventually build to levels that necessitate more aggressive tightening than initially expected. This is, in our view, the biggest risk in the markets and one that could lead to a recession sooner than many expect.

Rising rates, as always, remain a risk to bonds, especially those with high duration. As mentioned earlier, the worst bond market year on record, 1994, was at least partially a result of overly aggressive rate hikes by the Fed. With the yield on 10-year notes recently surpassing 1.7%, and with the pressure on the Fed to manage inflation, it will be important to see if this momentum may carry yields across the 2% threshold and beyond. For high yield bonds, resilience towards rising rates, solid corporate profitability, relatively attractive yields, and extremely favorable default and recovery rates, are all encouraging signs that there are still opportunities in that market, albeit with increased volatility due to rising rates.

Thus, to summarize, BTS expects inflation that could be roughly 2-3% above typical core inflation in 2022. The realization of this reality, which would be supported by a further increase in treasury yields, increases the probability of a 10-15% correction in stocks.

Conclusion

In our experience and opinion, taking a measured, unemotional approach to markets during periods of uncertainty like this has the potential to help the Fund perform better over the long-term. Stated differently, we believe, especially after almost four decades of practical research, that we would rather miss a short-term upside rally than experience a sudden downside swing. It is who we are, and it is who we will continue to be, unapologetically, for investors that share in our common beliefs and entrust us with their hard-earned assets.

Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for choosing the BTS Funds, and please stay safe as we enter a new year with new promise.

Sincerely,

Matthew Pasts CMT

CEO, BTS Asset Management

The Bloomberg U.S. Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

5209-NLD-02042022

BTS Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmark:

		Since
	One Year	Inception (a)
BTS Managed Income Fund Class A	(1.28)%	3.69%
BTS Managed Income Fund Class A (with load)	(5.02)%	1.92%
BTS Managed Income Fund Class C	(2.00)%	3.44%
BTS Managed Income Fund Class I	(1.14)%	3.78%
BTS Managed Income Fund Class R	(1.45)%	3.64%
Bloomberg U.S. Aggregate Bond Index **	(1.54)%	4.79%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total operating expenses, including aquired fund fees and expenses, as stated in the fee tables of the Fund’s May 7, 2021 prospectus, are 2.88%, 3.63%, 2.63% and 3.13% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of up to 3.75% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Bloomberg U.S. Aggregate Bond Index (the “Index”) is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Inception date for the fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

Portfolio Composition as of December 31, 2021
Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	87.1%
U.S. Government & Agencies	8.4%
Money Market Fund	5.2%
Liabilities in Excess of Other Assets	(0.7%)
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

BTS Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmark:

		Annualized
	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)	Since Inception (c)	Since Inception (d)
BTS Tactical Fixed Income Fund Class A	(2.18%)	(0.10%)	1.92%	7.07%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class A (with load)	(5.85%)	(1.12%)	1.40%	6.82%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class C	(2.96%)	(0.85%)	N/A	N/A	0.69%	N/A	N/A
BTS Tactical Fixed Income Fund Class I	(2.03%)	0.15%	N/A	N/A	N/A	1.48%	N/A
BTS Tactical Fixed Income Fund Class R	(2.55%)	(0.38%)	N/A	N/A	N/A	N/A	1.00%
Bloomberg U.S. Aggregate Bond Index **	(1.54%)	3.57%	2.90%	4.83%	3.00%	3.06%	3.06%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total operating expenses, including aquired fund fees and expenses, as stated in the fee tables of the Fund’s April 30, 2021 prospectus, are 1.74%, 2.49%, 1.49% and 1.99% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of up to 3.75% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Bloomberg U.S. Aggregate Bond Index (the “Index”) is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Inception date for Class A is January 1, 2000. Class A does not have performance as a mutual fund prior to May 31, 2013. The prior performance shown above is for the Fund’s predecessor limited liability company (BTS Tactical Fixed Income Fund LLC, formerly known as BTS Asset Allocation/High Yield Fund LLC). The prior performance is net of management fees and other expenses. The predecessor limited liability company had been managed in the same style and by the same portfolio manager since the predecessor limited liability company’s inception on January 1, 2000. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company’s investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited liability company’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company. From its inception on January 1, 2000 through May 31, 2013, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited liability company was not subject to sales loads that would have adversely affected performance. The predecessor limited liability company’s past performance is not necessarily an indication of how the BTS Tactical Fixed Income Fund will perform in the

(b)	Inception date for Class C is May 31, 2013.

(c)	Inception date for Class I is May 27, 2015.

(d)	Inception date for Class R is May 5, 2015.

Portfolio Composition as of December 31, 2021
Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	100.5%
Collateral for Securities Loaned	49.4%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets	(50.3)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.1%
	ALTERNATIVE - 1.4%
11,041	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	$350,993

	EQUITY - 14.4%
14,978	Alerian MLP ETF	490,380
31,714	Global X Nasdaq 100 Covered Call ETF	703,734
22,890	Invesco Global Listed Private Equity ETF	353,879
13,337	Invesco S&P 500 Low Volatility ETF	915,318
5,613	iShares MSCI USA Min Vol Factor ETF	454,092
7,709	iShares Residential and Multisector Real Estate ETF	757,255
		3,674,658
	FIXED INCOME - 69.2%
33,783	Invesco Variable Rate Preferred ETF	875,655
4,528	iShares 7-10 Year Treasury Bond ETF	520,720
3,001	iShares Agency Bond ETF	351,627
41,089	iShares iBoxx $ High Yield Corporate Bond ETF	3,575,154
6,380	iShares JPMorgan USD Emerging Markets Bond ETF	695,803
8,223	iShares MBS ETF	883,397
4,554	iShares National Muni Bond ETF	529,539
8,599	PGIM Active High Yield Bond ETF	348,773
11,390	Schwab US TIPS ETF	716,317
19,334	SPDR Blackstone Senior Loan ETF	882,211
5,383	SPDR Bloomberg Convertible Securities ETF	446,574
24,695	SPDR Bloomberg High Yield Bond ETF	2,681,136
8,820	SPDR Bloomberg International Corporate Bond ETF	305,084
10,916	SPDR Bloomberg International Treasury Bond ETF	308,595
19,423	SPDR Bloomberg Short Term High Yield Bond ETF	527,335
15,388	VanEck International High Yield Bond ETF	371,389
16,826	Vanguard Intermediate-Term Corporate Bond ETF	1,560,780
13,232	Vanguard Total Bond Market ETF	1,121,412
22,410	Xtrackers USD High Yield Corporate Bond ETF	892,814
		17,594,315
	MIXED ALLOCATION - 2.1%
21,976	Invesco CEF Income Composite ETF	531,380

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,215,386)	$22,151,346

See accompanying notes to financial statements.

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 8.4%
	U.S. TREASURY NOTE — 8.4%
2,243,000	United States Treasury Note	0.8750	11/15/30	2,135,406

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,202,329)			2,135,406

Shares
	SHORT-TERM INVESTMENTS — 5.2%
	MONEY MARKET FUND - 5.2%
1,322,611	Fidelity Government Portfolio, CLASS I, 0.01% (Cost $1,322,611)(a)			1,322,611

	TOTAL INVESTMENTS - 100.7% (Cost $25,740,326)			$25,609,363
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%			(167,301)
	NET ASSETS - 100.0%			$25,442,062

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

MBS	- Mortgage-Backed Securities

TIPS	- Treasury Inflation-Protected Security

CEF	- Closed-End Fund

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.5%
	EQUITY - 15.5%
365,838	Invesco S&P 500 Low Volatility ETF	$25,107,462
153,957	iShares MSCI USA Min Vol Factor ETF	12,455,121
		37,562,583
	FIXED INCOME - 85.0%
1,092,682	iShares iBoxx $ High Yield Corporate Bond ETF(a)	95,074,261
147,681	SPDR Bloomberg Convertible Securities ETF	12,251,616
677,385	SPDR Bloomberg High Yield Bond ETF(a)	73,543,689
614,707	Xtrackers USD High Yield Corporate Bond ETF	24,489,927
		205,359,493

	TOTAL EXCHANGE-TRADED FUNDS (Cost $242,613,503)	242,922,076

	SHORT-TERM INVESTMENTS — 49.8%
	COLLATERAL FOR SECURITIES LOANED - 49.4%
119,292,975	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, 0.01% (Cost $119,292,975)(b),(c)	119,292,975

	MONEY MARKET FUND - 0.4%
1,012,325	Fidelity Government Portfolio, CLASS I, 0.01% (Cost $1,012,325)(c)	1,012,325

	TOTAL SHORT-TERM INVESTMENTS (Cost $120,305,300)	120,305,300

	TOTAL INVESTMENTS - 150.3% (Cost $362,918,803)	$363,227,376
	LIABILITIES IN EXCESS OF OTHER ASSETS - (50.3)%	(121,488,388)
	NET ASSETS - 100.0%	$241,738,988

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $116,843,188.

(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2021. Total collateral had a value of $119,292,975 at December 31, 2021.

(c)	Rate disclosed is the seven-day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

	BTS	BTS
	Managed Income	Tactical Fixed Income
	Fund	Fund
ASSETS
Investment securities:
At cost	$25,740,326	$362,918,803
At fair value	$25,609,363	$363,227,376
Receivable for Fund shares sold	355,925	70,165
Interest and dividends receivable	24,063	127
Receivable due from Advisor	3,553	—
Prepaid expenses and other assets	40,181	40,041
TOTAL ASSETS	26,033,085	363,337,709

LIABILITIES
Payable for Fund shares redeemed	563,394	686,761
Payable to related parties	6,470	91,414
Accrued shareholder service fees	2,100	—
Distribution (12b-1) fees payable	571	45,243
Investment advisory fees payable	—	215,630
Securities lending collateral	—	119,292,975
Line of credit payable	—	1,217,220
Accrued expenses and other liabilities	18,488	49,478
TOTAL LIABILITIES	591,023	121,598,721
NET ASSETS	$25,442,062	$241,738,988

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$25,490,081	$321,470,591
Accumulated net realized losses	(48,019)	(79,731,603)
NET ASSETS	$25,442,062	$241,738,988

Net Asset Value Per Share:
Class A Shares:
Net Assets	$320,925	$46,556,126
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	30,095	5,079,504
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.66	$9.17
Maximum offering price per share (Maximum sales charge of 3.75%) (1)	$11.08	$9.53

Class C Shares:
Net Assets	$319,793	$38,380,492
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	29,978	4,218,937
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.67	$9.10

Class I Shares:
Net Assets	$24,260,601	$153,500,849
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,276,492	16,811,689
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.66	$9.13

Class R Shares:
Net Assets	$540,743	$3,301,521
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	50,644	361,434
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.68	$9.13

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2021

	BTS	BTS
	Managed Income	Tactical Fixed Income
	Fund	Fund
INVESTMENT INCOME
Dividends	$643,327	$9,572,820
Interest	34,429	243,450
Securities lending income	—	910,243
TOTAL INVESTMENT INCOME	677,756	10,726,513

EXPENSES
Investment advisory fees	156,119	3,511,074
Distribution (12b-1) fees, Class A shares	674	140,439
Distribution (12b-1) fees, Class C shares	2,565	516,304
Distribution (12b-1) fees, Class R shares	3,359	21,527
Accounting services fees	40,342	43,076
Registration fees	33,560	90,912
Administrative services fees	28,670	272,753
Legal fees	21,478	15,978
Transfer agent fees	20,101	240,598
Printing and postage expenses	19,989	68,235
Audit and tax fees	18,230	21,731
Trustees fees and expenses	15,302	16,036
Compliance officer fees	9,490	24,755
Third party administrative servicing fees	8,838	129,369
Custodian fees	4,995	67,246
Insurance expense	500	8,287
Interest expense	—	8,891
Other expenses	4,497	6,490
TOTAL EXPENSES	388,709	5,203,701

Less: Fees waived or expenses reimbursed by the Advisor	(21,506)	—

NET EXPENSES	367,203	5,203,701

NET INVESTMENT INCOME	310,553	5,522,812

REALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	167,180	(4,694,321)
Distributions of realized gains by underlying investment companies	13,392	—
Net change in unrealized depreciation of investments	(758,297)	(7,332,917)
NET REALIZED LOSS ON INVESTMENTS	(577,725)	(12,027,238)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(267,172)	$(6,504,426)

See accompanying notes to financial statements.

BTS Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
FROM OPERATIONS
Net investment income	$310,553	$137,762
Net realized gain (loss) from investments	167,180	(122,821)
Distributions of realized gains from underlying investment companies	13,392	36,051
Net change in unrealized appreciation (depreciation) of investments	(758,297)	597,089
Net increase (decrease) in net assets resulting from operations	(267,172)	648,081

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(20)
Class C	—	(113)
Class I	—	(9,903)
Class R	—	(198)
Distributions paid
Class A	(3,231)	(191)
Class C	(1,044)	(922)
Class I	(305,909)	(134,951)
Class R	(5,464)	(1,698)
Net decrease in net assets from distributions to shareholders	(315,648)	(147,996)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	335,480	34,171
Class C	183,499	193,135
Class I	20,096,611	18,740,052
Class R	493,921	337,761
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	3,231	211
Class C	1,004	1,027
Class I	300,532	142,980
Class R	5,198	1,896
Payments for shares redeemed:
Class A	(46,205)	—
Class C	(54,052)	—
Class I	(15,551,410)	(563,843)
Class R	(286,100)	—
Net increase in net assets from shares of beneficial interest	5,481,709	18,887,390

TOTAL INCREASE IN NET ASSETS	4,898,889	19,387,475

NET ASSETS
Beginning of Year	20,543,173	1,155,698
End of Year	$25,442,062	$20,543,173

SHARE ACTIVITY
Class A:
Shares sold	30,924	3,130
Shares reinvested	301	19
Shares redeemed	(4,280)	—
Net increase in shares of beneficial interest outstanding	26,945	3,149

Class C:
Shares sold	16,933	17,848
Shares reinvested	94	94
Shares redeemed	(4,992)	—
Net increase in shares of beneficial interest outstanding	12,035	17,942

Class I:
Shares sold	1,860,176	1,753,330
Shares reinvested	28,024	13,241
Shares redeemed	(1,439,371)	(52,153)
Net increase in shares of beneficial interest outstanding	448,829	1,714,418

Class R:
Shares sold	45,200	31,238
Shares reinvested	483	174
Shares redeemed	(26,452)	—
Net increase in shares of beneficial interest outstanding	19,231	31,412

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
FROM OPERATIONS
Net investment income	$5,522,812	$4,266,587
Net realized loss from investments	(4,694,321)	(4,396,592)
Net change in unrealized appreciation (depreciation) of investments	(7,332,917)	5,932,330
Net increase (decrease) in net assets resulting from operations	(6,504,426)	5,802,325

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(877,579)	(623,660)
Class C	(472,010)	(86,269)
Class I	(4,135,711)	(3,096,002)
Class R	(56,806)	(39,893)
Net decrease in net assets from distributions to shareholders	(5,542,106)	(3,845,824)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,574,461	47,863,159
Class C	2,065,066	11,484,123
Class I	54,962,751	260,909,828
Class R	270,245	3,350,322
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	806,683	579,541
Class C	410,875	75,459
Class I	3,457,489	2,614,257
Class R	53,224	38,664
Payments for shares redeemed:
Class A	(41,529,759)	(52,418,323)
Class C	(26,100,280)	(25,907,502)
Class I	(217,857,519)	(214,179,236)
Class R	(2,544,951)	(4,297,254)
Net increase (decrease) in net assets from shares of beneficial interest	(218,431,715)	30,113,038

TOTAL INCREASE (DECREASE) IN NET ASSETS	(230,478,247)	32,069,539

NET ASSETS
Beginning of Year	472,217,235	440,147,696
End of Year	$241,738,988	$472,217,235

SHARE ACTIVITY
Class A:
Shares sold	799,064	4,989,094
Shares reinvested	85,882	60,935
Shares redeemed	(4,380,038)	(5,513,111)
Net decrease in shares of beneficial interest outstanding	(3,495,092)	(463,082)

Class C:
Shares sold	220,493	1,205,891
Shares reinvested	43,973	7,994
Shares redeemed	(2,784,563)	(2,728,433)
Net decrease in shares of beneficial interest outstanding	(2,520,097)	(1,514,548)

Class I:
Shares sold	5,815,459	27,332,767
Shares reinvested	368,995	275,896
Shares redeemed	(23,178,094)	(22,484,752)
Net increase (decrease) in shares of beneficial interest outstanding	(16,993,640)	5,123,911

Class R:
Shares sold	28,841	351,068
Shares reinvested	5,681	4,080
Shares redeemed	(270,477)	(448,876)
Net decrease in shares of beneficial interest outstanding	(235,955)	(93,728)

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period* Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$10.92	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.12	0.96	0.21
Net realized and unrealized gain (loss) on investments	(0.26)	(0.09)	0.20
Total from investment operations	(0.14)	0.87	0.41

Less distributions from:
Net investment income	(0.12)	(0.14)	(0.20)
Return of capital	—	(0.01)	(0.01)
Total distributions	(0.12)	(0.15)	(0.21)

Net asset value, end of period	$10.66	$10.92	$10.20

Total return (2)	(1.28)%	8.53%	4.06	% (3)

Net assets, at end of period (000)’s	$321	$34	$0	(7)

Ratio of gross expenses before waiver/reimbursement to average net assets (5)	1.84%	2.60%	13.86	% (4)
Ratio of net expenses to average net assets (5)	1.75%	1.75%	1.75	% (4)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (5,6)	1.04%	7.17%	(10.32	)% (4)
Ratio of net investment income to average net assets (5,6)	1.13%	8.02%	1.79	% (4)
Portfolio Turnover Rate	243%	281%	163	% (3)

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(7)	Less than $1,000.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period* Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$10.93	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.04	0.62	0.21
Net realized and unrealized gain (loss) on investments	(0.26)	0.25	0.20
Total from investment operations	(0.22)	0.87	0.41

Less distributions from:
Net investment income	(0.04)	(0.13)	(0.20)
Return of capital	—	(0.01)	(0.01)
Total distributions	(0.04)	(0.14)	(0.21)

Net asset value, end of period	$10.67	$10.93	$10.20

Total return (2)	(2.00)%	8.53%	4.06	% (3)

Net assets, at end of period (000’s)	$320	$196	$0	(7)

Ratio of gross expenses before waiver/reimbursement to average net assets (5)	2.59%	3.35%	14.61	% (4)
Ratio of net expenses to average net assets (5)	2.50%	2.50%	2.50	% (4)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (5,6)	0.25%	4.69%	(11.07	)% (4)
Ratio of net investment income to average net assets (5,6)	0.34%	5.54%	1.04	% (4)
Portfolio Turnover Rate	243%	281%	163	% (3)

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(7)	Less than $1,000.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the
	Year Ended	Year Ended	Period* Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$10.93	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.15	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.27)	0.66	0.20
Total from investment operations	(0.12)	0.88	0.41

Less distributions from:
Net investment income	(0.15)	(0.14)	(0.20)
Return of capital	—	(0.01)	(0.01)
Total distributions	(0.15)	(0.15)	(0.21)

Net asset value, end of period	$10.66	$10.93	$10.20

Total return (2)	(1.14)%	8.63%	4.06	% (3)

Net assets, at end of period (000’s)	$24,261	$19,969	$1,156

Ratio of gross expenses before waiver/reimbursement to average net assets (5)	1.59%	2.35%	13.61	% (4)
Ratio of net expenses to average net assets (5)	1.50%	1.50%	1.50	% (4)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (5,6)	1.24%	1.16%	(10.07	)% (4)
Ratio of net investment income to average net assets (5,6)	1.33%	2.01%	2.04	% (4)
Portfolio Turnover Rate	243%	281%	163	% (3)

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R

	For the	For the	For the
	Year Ended	Year Ended	Period* Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$10.93	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.09	0.41	0.21
Net realized and unrealized gain (loss) on investments	(0.25)	0.46	0.20
Total from investment operations	(0.16)	0.87	0.41

Less distributions from:
Net investment income	(0.09)	(0.13)	(0.20)
Return of capital	—	(0.01)	(0.01)
Total distributions	(0.09)	(0.14)	(0.21)

Net asset value, end of period	$10.68	$10.93	$10.20

Total return (2)	(1.45)%	8.56%	4.06	% (3)

Net assets, at end of period (000’s)	$541	$343	$0	(7)

Ratio of gross expenses before waiver/reimbursement to average net assets (5)	2.09%	2.85%	14.11	% (4)
Ratio of net expenses to average net assets (5)	2.00%	2.00%	2.00	% (4)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (5,6)	0.75%	2.89%	(10.57	)% (4)
Ratio of net investment income to average net assets (5,6)	0.84%	3.74%	1.54	% (4)
Portfolio Turnover Rate	243%	281%	163	% (3)

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(7)	Less than $1,000.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of year	$9.53	$9.46	$9.36	$10.34	$10.32

Activity from investment operations:
Net investment income (1)	0.14	0.07	0.27	0.28	0.31
Net realized and unrealized gain (loss) on investments	(0.34)	0.07	0.13	(0.94)	(0.01)
Total from investment operations	(0.20)	0.14	0.40	(0.66)	0.30

Paid-in-capital from redemption fees (1)	—	—	—	0.00 (2)	0.00 (2)

Less distributions from:
Net investment income	(0.16)	(0.07)	(0.28)	(0.31)	(0.28)
Return of capital	—	—	(0.02)	(0.01)	—
Total distributions	(0.16)	(0.07)	(0.30)	(0.32)	(0.28)

Net asset value, end of year	$9.17	$9.53	$9.46	$9.36	$10.34

Total return (3)	(2.18)%	1.43%	4.30%	(6.52)%	2.86%

Net assets, at end of year (000’s)	$46,556	$81,714	$85,500	$139,586	$233,069

Ratio of expenses to average net assets (4)	1.54%	1.47%	1.49%	1.45%	1.45%
Ratio of net investment income to average net assets (4,5)	1.46%	0.75%	2.85%	2.84%	2.98%
Portfolio Turnover Rate	513%	1655%	493%	356%	66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of year	$9.47	$9.42	$9.32	$10.30	$10.26

Activity from investment operations:
Net investment income (1)	0.07	0.00 (2)	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.35)	0.06	0.13	(0.96)	—
Total from investment operations	(0.28)	0.06	0.33	(0.74)	0.22

Paid-in-capital from redemption fees (1)	—	—	—	0.00 (2)	0.00 (2)

Less distributions from:
Net investment income	(0.09)	(0.01)	(0.21)	(0.23)	(0.18)
Return of capital	—	—	(0.02)	(0.01)	—
Total distributions	(0.09)	(0.01)	(0.23)	(0.24)	(0.18)

Net asset value, end of year	$9.10	$9.47	$9.42	$9.32	$10.30

Total return (3)	(2.96)%	0.67%	3.53%	(7.24)%	2.13%

Net assets, at end of year (000’s)	$38,380	$63,806	$77,732	$94,550	$119,524

Ratio of expenses to average net assets (4)	2.29%	2.22%	2.24%	2.20%	2.20%
Ratio of net investment income to average net assets (4,5)	0.79%	0.00%	2.10%	2.17%	2.14%
Portfolio Turnover Rate	513%	1655%	493%	356%	66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of year	$9.50	$9.43	$9.33	$10.31	$10.31

Activity from investment operations:
Net investment income (1)	0.17	0.10	0.29	0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.36)	0.06	0.13	(0.95)	0.01
Total from investment operations	(0.19)	0.16	0.42	(0.64)	0.33

Paid-in-capital from redemption fees (1)	—	—	—	—	0.00 (2)

Less distributions from:
Net investment income	(0.18)	(0.09)	(0.30)	(0.33)	(0.33)
Return of capital	—	—	(0.02)	(0.01)	—
Total distributions	(0.18)	(0.09)	(0.32)	(0.34)	(0.33)

Net asset value, end of year	$9.13	$9.50	$9.43	$9.33	$10.31

Total return (3)	(2.03)%	1.69%	4.59%	(6.29)%	3.16%

Net assets, at end of year (000’s)	$153,501	$321,023	$270,389	$407,197	$552,096

Ratio of expenses to average net assets (4)	1.29%	1.22%	1.24%	1.20%	1.20%
Ratio of net investment income to average net assets (4,5)	1.77%	1.09%	3.10%	3.14%	3.06%
Portfolio Turnover Rate	513%	1655%	493%	356%	66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class R

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net asset value, beginning of year	$9.50	$9.44	$9.34	$10.32	$10.31

Activity from investment operations:
Net investment income (1)	0.12	0.05	0.25	0.27	0.26
Net realized and unrealized gain (loss) on investments	(0.36)	0.06	0.13	(0.96)	(0.00	) (2)
Total from investment operations	(0.24)	0.11	0.38	(0.69)	0.26

Paid-in-capital from redemption fees (1)	—	—	—	—	0.00	(2)

Less distributions from:
Net investment income	(0.13)	(0.05)	(0.26)	(0.28)	(0.25)
Return of capital	—	—	(0.02)	(0.01)	—
Total distributions	(0.13)	(0.05)	(0.28)	(0.29)	(0.25)

Net asset value, end of year	$9.13	$9.50	$9.44	$9.34	$10.32

Total return (3)	(2.55)%	1.22%	4.05%	(6.76)%	2.55%

Net assets, at end of year (000’s)	$3,302	$5,674	$6,526	$8,211	$9,484

Ratio of expenses to average net assets (4)	1.79%	1.72%	1.74%	1.70%	1.70%
Ratio of net investment income to average net assets (4,5)	1.25%	0.55%	2.60%	2.71%	2.52%
Portfolio Turnover Rate	513%	1655%	493%	356%	66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2021

1.	ORGANIZATION

BTS Managed Income Fund (“Managed Income Fund”) and BTS Tactical Fixed Income Fund (“Fixed Income Fund”), each a “Fund” and together, the “Funds”, are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fixed Income Fund commenced operations on May 31, 2013 and the Managed Income Fund commenced operations on January 25, 2019. The investment objectives of each Fund are to seek to provide total return.

Each Fund currently offers four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. For the Fixed Income Fund the Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. The Managed Income Fund’s Class A shares, Class C shares, Class I shares and Class R shares commenced operations on January 25, 2019. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 3.75% for each Fund. Class C shares, Class I shares and Class R shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables, summarizes the inputs used as of December 31, 2021 for the Funds’ investments measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,151,346	$—	$—	$22,151,346
U.S. Government & Agencies	—	2,135,406	—	2,135,406
Money Market Fund	1,322,611	—	—	1,322,611
Total Investments	$23,473,957	$2,135,406	$—	$25,609,363

Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$242,922,076	$—	$—	$242,922,076
Collateral for Securities Loaned	119,292,975	—	—	119,292,975
Money Market Funds	1,012,325	—	—	1,012,325
Total Investments	$363,227,376	$—	$—	$363,227,376

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2018 to December 31, 2020 or expected to be taken in the Funds’ December 31, 2021 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio (Nebraska in

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

years prior to 2019) and foreign jurisdictions where the Funds may make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Funds.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Managed Income Fund	$59,328,565	$50,113,608
Fixed Income Fund	1,507,380,984	1,719,175,255

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fixed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fixed Income

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Managed Income Fund’s average daily net assets. For the year ended December 31, 2021, the Advisor incurred fees as follows:

Advisory Fees
Managed Income Fund	$156,119
Fixed Income Fund	3,511,074

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive all or part of its advisory fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of the Funds’ service providers (other than the Advisor))) at least until April 30, 2022, so that the total annual operating expenses of the Fixed Income Fund do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of the Fixed Income Fund’s Class A, Class C, Class I, and Class R shares, respectively, and that the annual operating expenses of Managed Income Fund do not exceed 1.75%, 2.50%, 1.50% and 2.00% of the average daily net assets of the Managed Income Fund’s Class A, Class C, Class I and Class R shares respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

For the year ended December 31, 2021, the Advisor waived fees and reimbursed expenses pursuant to the Waiver Agreement as follows:

Advisory Fees Waived
Managed Income Fund	$21,506
Fixed Income Fund	—

As of December 31, 2021, the Advisor may recapture all or a portion of the waived fees no later than the date stated below:

	December 31, 2022	December 31, 2023	December 31, 2024	Total
Managed Income Fund	$128,528	$72,313	$21,506	$222,347
Fixed Income Fund	—	—	—	—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares, 1.00% of the average daily net assets for the Funds’ Class C shares, and 0.50% of the average daily net assets for the Funds’ Class R shares for distribution and shareholder service activities. For the year ended December 31, 2021, the Fund incurred distribution fees as follows:

	Class A	Class C	Class R
Managed Income Fund	$674	$2,565	$3,359
Fixed Income Fund	140,439	516,304	21,527

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended December 31, 2021, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Managed Income Fund	$6,608	$1,333
Fixed Income Fund	48,673	7,508

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Managed Income Fund	$25,866,881	$208,543	$(466,061)	$(257,518)
Fixed Income Fund	$367,467,527	$720,566	$(4,960,717)	$(4,240,151)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2021, and December 31, 2020, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2021	Income	Capital Gains	Capital	Total
Managed Income Fund	$291,069	$24,579	$—	$315,648
Tactical Fixed Income Fund	5,542,106	—	—	5,542,106

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2020	Income	Capital Gains	Capital	Total
Managed Income Fund	$137,762	$—	$10,234	$147,996
Tactical Fixed Income Fund	3,845,824	—	—	3,845,824

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Income Fund	$—	$209,499	$—	$—	$—	$(257,518)	$(48,019)
Tactical Fixed Income Fund	401,469	—	—	(75,892,921)	—	(4,240,151)	(79,731,603)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distribution.

At December 31, 2021, the Fund had capital loss carry forwards (“CLFC”) for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring Short-	Non-Expiring	Non-Expiring
Fund	Expired	Term	Long-Term	Total	CLCF Utilized
Managed Income Fund	$—	$—	$—	$—	$84,594
Tactical Fixed Income Fund	—	75,892,921	—	75,892,921	—

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short -term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Fixed Income Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2021.

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Fidelity Investments Money Market Funds - Government Portfolio	$119,292,975	$—	$—	$—	$119,292,975

At December 31, 2021, the Fixed Income Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Investments Money Market Funds as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statement of Operations. The fair value of the securities loaned for the Fund totaled $116,843,188 at December 31, 2021. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $119,292,975 for the Fund at December 31, 2021.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

The amount of Collateral for Securities Loaned is offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities at December 31, 2021.

Tactical Fixed Income Fund		Gross		Gross	Net Amounts
		Amounts of		Amounts of	Presented in the	Financial	Cash
		Recognized		Recognized	Statement of	Instruments	Collateral		Net Amount of
Description of Liability	Counterparty	Assets		Liabilities	Assets & Liabilities	Pledged	Pledged		Assets & Liabilities
Securities lending collateral	Securities Finance Trust Co.	$119,292,975	(1)	$—	$119,292,975	$—	$119,292,975	(2)	$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

8.	LINE OF CREDIT

The Fixed Income Fund and the Managed Income Fund have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount the Fixed Income Fund is allowed to borrow under its agreement is the lesser of $22,000,000, or 20% of the gross market value of the Fixed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Fixed Income Fund. The maximum amount the Managed Income Fund is allowed to borrow under its agreement is the lesser of $1,000,000 or 20% of the gross market value of the Managed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Managed Income Fund. Borrowings under each agreement bear interest at the Prime Rate, per annum, on the principal balance outstanding. The maturity date of each line of credit is August 1, 2022. During the year end December 31, 2021 the Managed Income did not draw upon or access the line of credit. During the year ended December 31, 2021 the Fixed Income Fund accessed the line of credit as follows:

Average Amount			Outstanding
Borrowings	Interest	Average	Borrowings
Outstanding	Expense	Interest Rate	12/31/2021
$4,476,768	$8,891	3.25%	$1,217,000

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fixed Income Fund currently invests a portion of its assets in the Fidelity Investments Money Market Funds - Government Portfolio (the “Fidelity Fund”). The Fidelity Fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. The Fixed Income Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fixed Income Fund’s financial statements. As of December 31, 2021, the percentage of the Fixed Income Fund’s net assets invested in the iShares ETF was 49.4%.

The Fixed Income Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares ETF”). The iShares ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds. The Fixed Income Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fixed Income Fund’s financial statements. As of December 31, 2021, the percentage of the Fixed Income Fund’s net assets invested in the iShares ETF was 39.3%.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

The Fixed Income Fund currently invests a portion of its assets in the SPDR Bloomberg High Yield Bond ETF (“SPDR ETF”). The SPDR ETF seeks to provide a diversified exposure to US dollar-denominated high yield corporate bonds with above-average liquidity. The Fixed Income Fund may redeem its investment from the SPDR ETF at any time if the Advisor determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fixed Income Fund’s financial statements. As of December 31, 2021, the percentage of the Fixed Income Fund’s net assets invested in the SPDR ETF was 30.4%.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
E*Trade Savings Bank	Managed Income Fund	40.57%
Charles Schwab & Co	Managed Income Fund	29.62%
Pershing, LLC	Fixed Income Fund	31.76%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust and

the Shareholders of BTS Managed Income Fund and BTS Tactical Fixed Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BTS Managed Income Fund and BTS Tactical Fixed Income Fund (collectively, the Funds), each a separate series of the Northern Lights Fund Trust, as of December 31, 2021, the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and financial highlights for each of the periods indicated in the table below. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the
BTS Investment Funds	Financial Highlights
BTS Managed Income Fund	For the two years ended December 31, 2021 and for the period from January 25, 2019 (commencement of operations) to December 31, 2019

BTS Tactical Fixed Income Fund	For the years ended December 31, 2021, 2020, 2019 and 2018

The financial highlights for the year ended December 31, 2017, for BTS Tactical Fixed Income Fund were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 28, 2018.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more BTS investment companies since 2018.

Denver, Colorado

March 1, 2022

BTS Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

Example

As a shareholder of the Funds, you will pay (1) transaction costs (loads and redemption fees) and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period in a fund and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	7/1/21	12/31/21	Period*	12/31/21	Period*
BTS Managed Income Fund – Class A	1.80%	$1,000.00	$985.30	$9.01	$1,016.13	$9.15
BTS Managed Income Fund – Class C	2.65%	$1,000.00	$982.00	$13.24	$1,011.85	$13.44
BTS Managed Income Fund – Class I	1.65%	$1,000.00	$986.60	$8.26	$1,016.89	$8.39
BTS Managed Income Fund – Class R	2.15%	$1,000.00	$984.90	$10.76	$1,014.37	$10.92

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	7/1/21	12/31/21	Period*	12/31/21	Period*
BTS Tactical Fixed Income Fund – Class A	1.56%	$1,000.00	$967.60	$7.74	$1,017.34	$7.93
BTS Tactical Fixed Income Fund – Class C	2.31%	$1,000.00	$963.40	$11.43	$1,013.56	$11.72
BTS Tactical Fixed Income Fund – Class I	1.31%	$1,000.00	$967.80	$6.50	$1,018.60	$6.67
BTS Tactical Fixed Income Fund – Class R	1.81%	$1,000.00	$965.10	$8.97	$1,016.08	$9.20

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

BTS Asset Management, Inc. Adviser to BTS Tactical Fixed Income Fund (“BTS Tactical”) and BTS Managed Income Fund “(BTS Managed”) *

In connection with the regular meeting held on December 13, 15-16, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of the investment advisory agreements (the “Advisory Agreements”) between BTS Asset Management, Inc. (the “Adviser”) and the Trust, with respect to BTS Tactical and BTS Managed (referred to as the (“BTS Funds” or the “Funds”). In considering the re-approval of the Advisory Agreements, the Board received materials specifically relating to the Advisory Agreements.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreements review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements.

Nature, Extent & Quality of Services. The Trustees noted that the adviser, established in 1979, managed approximately $709 million in assets, noting that BTS Tactical and BTS VIT had decreased in assets over the past twelve months, while BTS Managed had an increase in assets over the same period. They considered that the Adviser provided quantitative risk management and portfolio strategies through tactically managed equity and fixed income strategies. They reviewed the background of key investment personnel responsible for servicing the Funds, taking into consideration the education and financial industry experience of the investment team noting their tenure with the Adviser. They noted the Adviser utilized price and momentum driven proprietary quantitative models to determine which bond sectors and securities to select for a BTS Fund’s portfolio, with an emphasis on risk management. The Trustees discussed the Adviser’s risk mitigation policies, taking note that the Adviser used an internal investment committee that analyzed how current market conditions, interest rates changes, issuers and sector volatility affected each of the Funds. They acknowledged the Adviser’s process for monitoring investment limitations. They examined the Adviser’s defensive investment strategy for the Funds and the method used for broker dealer selection. The Trustees considered that the adviser enlisted third-party service providers to enhance its cyber security protocols and that there were no cyber issues to report. The Trustees agreed that the Adviser had sufficient resources to continue to provide high quality service to the BTS Funds for the benefit of shareholders.

Performance.

BTS Tactical. With respect to BTS Tactical, the Trustees noted that the Fund underperformed its peer group median and Morningstar category median over all periods presented in the report. They noted that the Fund had decreased in assets over the 12 month period. They considered the Adviser’s assertion that the decrease in assets was attributable to a large drawdown that took place in 2018 which also impacted the Fund’s performance. They acknowledged that the Fund was a two-star rated Fund in the Morningstar nontraditional bond category. The Trustees discussed that the Fund ranked in the first or second quartile in relation to standard deviation over all periods presented in the Broadridge report when compared to the peer group. The Trustees acknowledged that there were periods during which the Fund had reasonable risk adjusted returns. The Trustees concluded that the Adviser was managing the Fund according to its stated objective and strategy as disclosed in the prospectus and requested that the Adviser provide an assessment of the Fund’s strategy and methodologies at a future meeting.

BTS Managed. They noted the investment objective of the Fund was total return. They discussed the size of the Fund in relation to its peer group, noting that that Fund’s assets had increased over the past year. The Trustees acknowledged that Fund was relatively new, noting that it had not yet received a rating from Morningstar. They Trustees observed that Fund underperformed the benchmark, peer group median, and category median over the since inception period and outperformed the benchmark over the one-year period. They Trustees acknowledged the recent strong relative performance.

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

Fees and Expenses.

BTS Tactical. The Trustees noted that the Adviser’s annual fee with respect to BTS Tactical was 1.00%, slightly higher than the peer average and median of 0.91% and 0.95%, respectively, but within the range of the peer group. They also noted that the Adviser’s fee was higher than the category median of 0.64% but well within the range of fees of the category. They observed that the net expense ratio of the Fund was 1.22% which was equal to the peer group median and 7 basis points higher than the peer group average. They considered the range of fees charged by the Adviser for separately managed accounts, and the differences in services provided. The Trustees agreed that the Fund’s advisory fee was not unreasonable given the Adviser’s ability tactically manage assets using a base model that is monitored, optimized and modified to conform with and maximize the Fund’s investment objective. They discussed the Adviser’s intention to renew the expense limitation agreement at current levels. The Trustees concluded the advisory fee was not unreasonable.

BTS Managed. The Trustees noted that the Adviser’s annual fee with respect to BTS Managed was 0.65%, lower than the peer group median and category median. They observed that the net expense ratio of the Fund was 1.50%, which was lower than the peer group average but higher than the peer group and category medians. They considered that the fees charged by the Adviser for separately managed accounts using the same strategy are charged the same fee as BTS Managed. The Trustees agreed that the Fund’s advisory fee was not unreasonable given the size of the Fund. They discussed the Adviser’s intention to renew the expense limitation agreement at current levels. The Trustees concluded the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the Adviser. They noted that the Adviser realized a profit in connection with each Fund. The considered the profits in light of the services provided and the nature of each Fund’s strategy. The Trustees concluded that the Adviser’s profitability on a per Fund basis was reasonable and that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether economies of scale had been realized in connection with the advisory services provided to each Fund. They noted the Adviser’s willingness to consider fee reductions as a Fund’s assets continue to grow. The Trustees discussed the Adviser’s position on appropriate breakpoint levels and agreed to continue to monitor each Fund’s asset levels and revisit the matter as each Fund continued to grow.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Trustees concluded that renewal of the Advisory Agreements was in the best interests of the BTS Funds and the shareholders of each of the Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn PippengerSchool of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020);Vice President and Counsel (2016-2017) and Assistant Vice President and Staff Attorney (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	SecretarySince February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Ultimus Fund Solutions (since 2020); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 - 2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2021, the Trust was comprised of 68 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Funds’ Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Funds’ Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-287-9820.

12/31/21 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR
BTS Asset Management, Inc.
420 Bedford Street Suite 340
Lexington, MA 02420

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

BTS-AR21

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fee                                                                          2020           2021

BTS Tactical Fixed Income Fund                                   $14,700        $14,850

BTS Managed Income Fund                                          $14,700        $14,850

(b) Audit-Related Fees                                                           2020           2021

BTS Tactical Fixed Income Fund                                   None           None

BTS Managed Income Fund                                           None           None

(c) Tax Fees                                                                           2020            2021

BTS Tactical Fixed Income Fund                                  $3,400           $3,400

BTS Managed Income Fund                                          $3,400           $3,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees                                                                 2020            2021

BTS Tactical Fixed Income Fund                                   None           None

BTS Managed Income Fund                                          None            None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

BTS Tactical Fixed Income Fund

2020         2021

Audit-Related Fees:                                 00.00%      0.00%

Tax Fees:                                                00.00%      0.00%

All Other Fees:                                         0.00%      0.00%

BTS Managed Income Fund

2020         2021

Audit-Related Fees:                                 0.00%        0.00%

Tax Fees:                                              0.00%         0.00%

All Other Fees:                                      0.00%         0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020     2021

BTS Tactical Fixed Income Fund            $3,400 $3,400

BTS Managed Income Fund                    $3,400  $3,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/2022

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/7/2022